CHAPTER 11 REORGANIZATION, LIQUIDITY AND MANAGEMENT'S PLANS (Details) (10-K) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2009
Chapter 11 Reorganization [Abstract]
Liabilities subject to compromise					$ 7.0
Interest rate (in hundredths)			8.25%	0.38%
Bankruptcy claims, amount paid to settle claims	$ 1.6	$ 7.0
Repayments to unsecured creditors, percentage of total claims (in hundredths)		100.00%